Financial Instruments - Schedule of Company's Financial Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial assets
Cash and cash equivalents	$ 1,198	$ 1,234	$ 2,948
Accounts receivable	7,881	6,791
Warrants and public and private equity investments	56	432
Long-term receivables included in other assets [note 14]	321	262
Total	9,456	8,719
Financial liabilities
Short-term borrowing	511	8
Long-term debt (including portion due within one year)	4,994	3,501
Accounts payable	7,842	6,999
Total	13,347	10,508
Foreign currency contracts designated as effective hedges, measured at fair value
Derivative assets designated as effective hedges, measured at fair value	82	91
Derivative liabilities designated as effective hedges, measured at fair value	(20)	(74)
Foreign Exchange Contract [Member]
Foreign currency contracts designated as effective hedges, measured at fair value
Assets, Net amounts	61	17
Prepaid Expenses and Other [Member] | Foreign Exchange Contract [Member]
Foreign currency contracts designated as effective hedges, measured at fair value
Derivative assets designated as effective hedges, measured at fair value	78	65
Other Assets [Member] | Foreign Exchange Contract [Member]
Foreign currency contracts designated as effective hedges, measured at fair value
Derivative assets designated as effective hedges, measured at fair value	4	26
Other Accrued Liabilities [Member] | Foreign Exchange Contract [Member]
Foreign currency contracts designated as effective hedges, measured at fair value
Derivative liabilities designated as effective hedges, measured at fair value	(13)	(43)
Other Long-term Liabilities [Member] | Foreign Exchange Contract [Member]
Foreign currency contracts designated as effective hedges, measured at fair value
Derivative liabilities designated as effective hedges, measured at fair value	$ (8)	$ (31)